Lennar Homebuilding Investments In Unconsolidated Entities (Tables) - Lennar Homebuilding [Member]	12 Months Ended
Nov. 30, 2014
Schedule of Equity Method Investments [Line Items]
Condensed Financial Information By Equity Method Investment, Statements Of Operations
Summarized condensed financial information on a combined 100% basis related to Lennar Homebuilding’s unconsolidated entities that are accounted for by the equity method was as follows:
Statements of Operations

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues	$263,395	570,910	353,902
Costs and expenses	291,993	425,282	418,905
Other income	—	14,602	10,515
Net earnings (loss) of unconsolidated entities	$(28,598)	160,230	(54,488)
Lennar Homebuilding equity in earnings (loss) from unconsolidated entities (1)	$(355)	23,803	(26,672)

(1)
For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.

Balance Sheets
Balance Sheets

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$243,597	184,521
Inventories	2,889,267	2,904,795
Other assets	155,470	147,410
	$3,288,334	3,236,726
Liabilities and equity:
Accounts payable and other liabilities	$271,638	272,940
Debt	737,755	450,457
Equity	2,278,941	2,513,329
	$3,288,334	3,236,726

Total Debt Of Unconsolidated Entities
The total debt of the Lennar Homebuilding unconsolidated entities in which the Company has investments was as follows:

	November 30,
(Dollars in thousands)	2014	2013
The Company’s net recourse exposure	$24,481	27,496
Reimbursement agreements from partners	—	13,500
The Company’s maximum recourse exposure	$24,481	40,996
Non-recourse bank debt and other debt (partner’s share of several recourse)	$56,573	61,008
Non-recourse land seller debt or other debt	4,022	20,454
Non-recourse debt with completion guarantees	442,854	245,821
Non-recourse debt without completion guarantees	209,825	82,178
Non-recourse debt to the Company	713,274	409,461
Total debt	$737,755	450,457
The Company’s maximum recourse exposure as a % of total JV debt	3%	9%